INVENTORIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INVENTORIES

7.	INVENTORIES

		Consolidated
	12/31/2023	12/31/2022
Finished goods	3,856,491	4,421,166
Work in progress	3,316,396	3,501,145
Raw materials	2,607,079	3,297,213
Storeroom supplies	1,225,963	1,174,244
Advances to suppliers	85,623	37,619
Provision for losses	(121,871)	(96,493)
	10,969,681	12,334,894

Classified:
Current	9,557,578	11,289,229
Non-current (1)	1,412,103	1,045,665
	10,969,681	12,334,894

(1)	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed.

The changes in expected losses on inventories are as follows:

		Consolidated
	12/31/2023	12/31/2022
Opening balance	(96,493)	(98,730)
Reversal/(Estimated losses) of inventories with low turnover and obsolescence	(25,378)	3,621
Consolidation in the acquisition of companies		(1,384)
Closing balance	(121,871)	(96,493)

Accounting Policy

The inventory is recorded at the lower of cost and net realizable value. The cost is determined using the weighted average cost method for the purchase of raw materials. The cost of finished goods and work in progress includes raw materials, labor, other direct costs (based on normal production capacity). The net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to realize the sales. Expected losses on slow-moving or obsolete inventories are recognized when deemed necessary.